Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Uncertain tax positions			$ 0	$ 0
Interest and/or penalties related to income tax			0	0
Accrued income tax penalties and/or interest			$ 0	$ 0
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	13,055,152	12,431,814	12,507,825	12,398,179
Collateral Shares [Member]
Related Party Transaction [Line Items]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	23,404,255		23,404,255
Depositor [Member]
Related Party Transaction [Line Items]
Federal insurance coverage cost			$ 250,000